SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of translation of amounts from RMB into US$

	December 31,	March 31,
	2022	2022
Balance sheet items, except for equity accounts	6.8972	6.3400

	For the Three Months Ended
	December 31,
	2022	2021
Items in the statements of operations and comprehensive loss	7.1120	6.3937

	For the Nine Months Ended December 31,
	2022	2021
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.8547	6.4408

Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:

	March 31,	March 31,
	2022	2021
Balance sheet items, except for equity accounts	6.3400	6.5527

	For the Years Ended March 31,
	2022	2021
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.4178	6.7960

Schedule of financial assets and liabilities that were accounted for at fair value on a recurring basis

	Carrying Value as of	Fair Value Measurement as of
	December 31, 2022	December 31, 2022
	(Unaudited)	Level 1	Level 2	Level 3
Derivative liabilities	$572,021	$—	$—	$572,021

		Fair Value Measurement as of
	Carrying Value as of	March 31, 2022
	March 31, 2022	Level 1	Level 2	Level 3
Derivative liabilities	$2,215,204	$—	$—	$2,215,204

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2022 and March 31, 2021:

	Carrying Value at	Fair Value Measurement at
	March 31, 2022	March 31, 2022
		Level 1	Level 2	Level 3
Derivative liabilities	$2,215,204	$—	$—	$2,215,204

	Carrying Value at	Fair Value Measurement at
	March 31, 2021	March 31, 2021
		Level 1	Level 2	Level 3
Derivative liabilities	$1,278,926	$—	$—	$1,278,926

Schedule of reconciliation of beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

			August	February
			2020	2021
			Underwritten	Registered	May 2021		November 2021
	2019 Registered Direct Offering		Public	Direct	Registered Direct Offering		Private Placement
	Series A	Placement	Offering	Offering	Investors	Placement	Investors	Placement
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Total
BALANCE as of March 31, 2021	$80,268	$163,572	$397,525	$637,561	$—	$—	$—	$—	$1,278,926
Derivative liabilities recognized at grant date	—	—	—	—	3,313,864	248,541	4,060,857	310,173	7,933,435
Change in fair value of derivative liabilities	(32,680)	(153,047)	(352,944)	(572,018)	(2,535,376)	(190,154)	(2,895,392)	(219,871)	(6,951,482)
Fair value of warrants exercised	(45,675)	—	—	—	—	—	—	—	(45,675)
BALANCE as of March 31, 2022	1,913	10,525	44,581	65,543	778,488	58,387	1,165,465	90,302	2,215,204
Change in fair value of derivative liabilities	(1,878)	(10,342)	(34,526)	(51,581)	(589,804)	(44,236)	(843,900)	(65,383)	(1,641,650)
Cashless exercise on November 2021 Investor warrant	—	—	—	—	—	—	(1,533)	—	(1,533)
BALANCE as of December 31, 2022 (Unaudited)	$35	$183	$10,055	$13,962	$188,684	$14,151	$320,032	$24,919	$572,021

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2022 and 2021:

				August	February
				2020	2021
				Underwritten	Registered	May 2021		November 2021
	2019 Registered Direct Offering			Public	Direct	Registered Direct Offering		Private Placement
	Series A	Series B	Placement	Offering	Offering	Investors	Placement	Investors	Placement
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Total
BALANCE as of March 31, 2020	$315,923	$1,371	$25,236	$—	$—	$—	$—	$—	$—	$342,530
Derivative liabilities recognized at grant date	—	—	—	241,919	755,274	—	—	—	—	997,193
Change in fair value of derivative liabilities	1,234,630	—	138,336	455,162	(117,713)	—	—	—	—	1,710,415
Fair value of warrants exercised	(1,470,285)	—	—	(299,556)	—	—	—	—	—	(1,769,841)
Warrant forfeited due to expiration	—	(1,371)	—	—	—	—	—	—	—	(1,371)
BALANCE as of March 31, 2021	80,268	—	163,572	397,525	637,561	—	—	—	—	1,278,926
Derivative liabilities recognized at grant date	—	—	—	—	—	3,313,864	248,541	4,060,857	310,173	7,933,435
Change in fair value of derivative liabilities	(32,680)	—	(153,047)	(352,944)	(572,018)	(2,535,376)	(190,154)	(2,895,392)	(219,871)	(6,951,482)
Fair value of warrants exercised	(45,675)	—	—	—	—	—	—	—	—	(45,675)
BALANCE as of March 31, 2022	$1,913	$—	$10,525	$44,581	$65,543	$778,488	$58,387	$1,165,465	$90,302	$2,215,204

Schedule of estimates of fair value to warrants using Black Scholes valuation model

	June 20, 2019			August 4, 2020	February 10, 2021		May 13, 2021		November 10, 2021
	Series A	Series B	Placement Agent	Underwriters’	Placement Agent	ROFR	Investor	Placement Agent	Investor	Placement Agent
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	133,602	111,632	14,251	56,800	38,044	15,218	553,192	41,490	5,335,763	55,148
Valuation date	6/20/2019	6/20/2019	6/20/2019	8/4/2020	2/10/2021	2/10/2021	5/13/2021	5/13/2021	11/10/2021	11/10/2021
Exercise price*	$37.20	$37.20	$33.80	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price*	$28.00	$28.00	$28.00	$5.10	$16.30	$16.30	$7.20	$7.20	$6.70	$6.70
Expected term (years)	4	1	4	5	5	5	5	5	5	5
Risk-free interest rate	1.77%	1.91%	1.77%	0.19%	0.46%	0.46%	0.84%	0.84%	1.23%	1.23%
Expected volatility	86%	91%	86%	129%	132%	132%	131%	131%	126%	126%

	As of December 31, 2022
			August 4,
	June 20, 2019		2020	February 10, 2021		May 13, 2021		November 10, 2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable	2,590	14,251	31,808	38,044	15,218	553,192	41,490	5,310,763	55,148
Valuation date	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
Exercise price	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09
Expected term (years)	0.47	0.47	2.59	3.12	3.12	3.37	3.37	3.86	3.86
Risk-free interest rate	2.22%	2.22%	4.35%	4.21%	4.21%	4.18%	4.18%	4.12%	4.12%
Expected volatility	122%	122%	122%	122%	122%	122%	122%	122%	122%

	As of March 31, 2022
	June 20,		August 4,	February 10,		May 13,		November 10,
	2019		2020	2021		2021		2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	2,590	14,251	31,808	38,044	15,218	553,192	41,490	5,335,763	55,148
Valuation date	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price*	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Expected term (years)	1.22	1.22	3.35	3.87	3.87	4.12	4.12	4.62	4.62
Risk-free interest rate	1.77%	1.77%	2.44%	2.44%	2.44%	2.43%	2.43%	2.43%	2.43%
Expected volatility	123%	123%	123%	123%	123%	123%	123%	123%	123%

*Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022.

The Company’s Series A and Series B warrants, the June 2019 Placement Agent Warrants, the Underwriters’ Warrants, the ROFR Warrants, the May 2021 Investors Warrants, the May 2021 Placement Agent Warrants, and the November 2021 Investors Warrants and November 2021 Placement Agent Warrants are not traded in an active securities market; therefore, the Company estimates the fair value to those warrants using the Black-Scholes valuation model on June 20, 2019 (the grant date), August 4, 2020

(the grant date), February 10, 2021 (the grant date), May 13, 2021 (the grant date), November 10, 2021 (the grant date), as of March 31, 2022 and March 31, 2021.

	June 20, 2019			August 4, 2020	February 10, 2021		May 13, 2021		November 10, 2021
	Series A	Series B	Placement Agent	Underwriters’	Placement Agent	ROFR	Investor	Placement Agent	Investor	Placement Agent
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	133,602	111,632	14,251	56,800	38,044	15,218	553,192	41,490	735,295	55,148
Valuation date	6/20/2019	6/20/2019	6/20/2019	8/4/2020	2/10/2021	2/10/2021	5/13/2021	5/13/2021	11/10/2021	11/10/2021
Exercise price*	$37.20	$37.20	$33.80	$6.30	$13.80	$17.30	$10.50	$10.50	$8.20	$6.80
Stock price*	$28.00	$28.00	$28.00	$5.10	$16.30	$16.30	$7.20	$7.20	$6.70	$6.70
Expected term (years)	4	1	4	5	5	5	5	5	5	5
Risk-free interest rate	1.77%	1.91%	1.77%	0.19%	0.46%	0.46%	0.84%	0.84%	1.23%	1.23%
Expected volatility	86%	91%	86%	129%	132%	132%	131%	131%	126%	126%

	As of March 31, 2022
			August 4,
	June 20, 2019		2020	February 10, 2021		May 13, 2021		November 10, 2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	2,590	14,251	31,808	38,044	15,218	553,192	41,490	735,295	55,148
Valuation date	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$8.20	$6.80
Stock price*	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Expected term (years)	1.22	1.22	3.35	3.87	3.87	4.12	4.12	4.62	4.62
Risk-free interest rate	1.77%	1.77%	2.44%	2.44%	2.44%	2.43%	2.43%	2.43%	2.43%
Expected volatility	123%	123%	123%	123%	123%	123%	123%	123%	123%

	As of March 31, 2021
	June 20, 2019		August 4, 2020	February 10, 2021
	Series A	Placement Agent	Underwriters’	Placement Agent	ROFR
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	6,993	14,251	31,808	38,044	15,218
Valuation date	3/31/2021	3/31/2021	3/31/2021	3/31/2021	3/31/2021
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30
Stock price*	$14.00	$14.00	$14.00	$14.00	$14.00
Expected term (years)	2.22	2.22	4.35	4.87	4.87
Risk-free interest rate	0.20%	0.20%	0.73%	0.88%	0.88%
Expected volatility	132%	132%	132%	132%	132%

*Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022

Schedule of finance lease receivables

	December 31,	March 31,
	2022	2022
	(Unaudited)
Minimum lease payments receivable	$288,026	$511,030
Less: Unearned interest	(67,484)	(103,786)
Financing lease receivables, net	$220,542	$407,244
Finance lease receivables, net, current portion	$170,337	$314,264
Finance lease receivables, net, non-current portion	$50,205	$92,980

As of March 31, 2022 and March 31, 2021, finance lease receivables consisted of the following:

	March 31,	March 31,
	2022	2021
Minimum lease payments receivable	$511,030	$1,343,662
Less: Unearned interest	(103,786)	(328,585)
Financing lease receivables, net	$407,244	$1,015,077
Finance lease receivables, net, current portion	$314,264	$541,605
Finance lease receivables, net, non-current portion	$92,980	$473,472

Schedule of future scheduled minimum lease payments for investments in sales-type leases

Minimum future
payments receivable
Twelve months ending December 31, 2023	$196,715
Twelve months ending December 31, 2024	66,544
Twelve months ending December 31, 2025	24,767
Total	$288,026

Future scheduled minimum lease payments for investments in sales-type leases as of March 31, 2022 are as follows:

Minimum future
payments receivable
Twelve months ending March 31, 2023	$345,425
Twelve months ending March 31, 2024	150,633
Twelve months ending March 31, 2025	14,972
Total	$511,030

Schedule of property and equipment

Categories	Useful life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Computer equipment	2 - 5 years
Office equipment, fixture and furniture	3 - 5 years
Automobiles	3 - 5 years

Property and equipment primarily consist of automobiles, leasehold improvements, computers and other equipment, which is stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful life. The useful life of property and equipment is summarized as follows:

Categories	Useful life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Computer equipment	2 - 5 years
Office equipment	3 - 5 years
Automobiles	3 - 5 years

Schedule of separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method

Categories	Useful life
Software	5-10 years
Online ride-hailing platform operating license	2-10 years

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Categories	Useful life
Software	5-10 years
Online ride-hailing platform operating license	2-10 years

Schedule of disaggregated information of revenues

	For the Three Months Ended		For the Nine Months Ended
	December 31,		December 31,
	2022	2021	2022	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Automobile Transaction and Related Services (Continuing Operations)
- Operating lease revenues from automobile rentals	$781,210	$510,636	$2,570,959	$1,165,625
- Service fees from NEVs leasing	49,002	43,015	291,675	87,112
- Revenues from sales of automobiles	—	—	225,900	—
- Service fees from automobile purchase services	—	—	21,192	—
- Service fees from management and guarantee services	8,915	11,616	31,659	54,987
- Financing revenues	8,606	22,072	30,965	86,454
- Other service fees	82,892	55,624	181,050	140,960
Total revenues from Automobile Transaction and Related Services (Continuing Operations)	930,625	642,963	3,353,400	1,535,138
Online Ride-hailing Platform Services (Continuing Operations)	810,295	1,017,156	2,970,518	1,617,454
Total Revenues from Continuing Operations	1,740,920	1,660,119	6,323,918	3,152,592
Automobile Transaction and Related Services (Discontinued Operations)
-Operating lease revenues from automobile rentals	—	1,436,886	—	4,274,900
- Service fees from NEVs leasing	—	242	—	58,185
- Commission from Online Ride-hailing platforms	—	274,643	—	274,643
- Service fees from management and guarantee services	—	38,221	—	96,019
- Financing revenues	—	3,677	—	15,284
- Other service fees	—	129,261	—	377,410
Total revenues from Automobile Transaction and Related Services (Discontinued Operations)	—	1,882,930	—	5,096,441
Total revenues	$1,740,920	$3,543,049	$6,323,918	$8,249,033

	For the Years Ended
	March 31,
	2022	2021
Automobile Transaction and Related Services (Continuing Operations)
- Operating lease revenues from automobile rentals	$1,722,480	$224,590
- Service fees from NEVs leasing	126,227	—
- Financing revenues	101,828	184,115
- Service fees from management and guarantee services	73,554	79,565
- Service fees from automobile purchase services	1,468	188,822
- Revenues from sales of automobiles	26,019	487,947
- Other service fees	196,069	120,547
Total revenues from Automobile Transaction and Related Services (Continuing Operations)	2,247,645	1,285,586
Online Ride-hailing Platform Services (Continuing Operations)	2,665,457	903,254
Total Revenues from Continuing Operations	4,913,102	2,188,840
Online Lending Services (Discontinued Operations)
-Transaction fees	—	3,488
- Service fees	—	3,665
Total revenues from Online Lending Services (Discontinued Operations)	—	7,153
Automobile Transaction and Related Services (Discontinued Operations)
-Operating lease revenues from automobile rentals	5,452,483	3,207,781
- Commissions from online ride-hailing platforms	399,600	32,797
- Service fees from NEVs leasing	232,295	—
-Financing revenues	15,855	43,744
-Service fees from management and guarantee services	217,838	206,248
-Facilitation fees from automobile transactions	—	1,665
-Other service fees	512,045	479,459
Total revenues from Automobile Transaction and Related Services (Discontinued Operations)	6,830,116	3,971,694
Total Revenues from Discontinued Operations	6,830,116	3,978,847
Total revenues	$11,743,218	$6,167,687